Insurance (Liabilities for Unpaid Claims and Claim Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities for Unpaid Claims and Claim Expenses
Balance at January 1,	$ 11,036	$ 10,630	$ 10,436
Less: Reinsurance recoverables	1,876	1,661	1,581
Net balance at January 1,	9,160	8,969	8,855
Incurred related to:
Current year	9,639	9,358	8,660
Prior years	(78)	(70)	(86)
Total incurred	9,561	9,288	8,574
Paid related to:
Current year	(6,788)	(6,714)	(6,083)
Prior years	(2,587)	(2,383)	(2,377)
Total paid	(9,375)	(9,097)	(8,460)
Net balance at December 31,	9,346	9,160	8,969
Add: Reinsurance recoverables	2,042	1,876	1,661
Balance at December 31,	$ 11,388	$ 11,036	$ 10,630